CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2024	2023
Cash	$93,682	$44,309
Cash equivalents	33,952	183,731

Total cash and cash equivalents	127,634	228,040
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$127,764	$228,170